Business combinations - Schedule of Revenue and Income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Total revenue and income	R$ 3,319,823	R$ 2,575,968	R$ 1,579,181
Net income for the year	837,446	R$ 804,195	R$ 305,227
Linked
Disclosure of detailed information about business combination [line items]
Total revenue and income	900
Net income for the year	(4,200)
Mvarandas
Disclosure of detailed information about business combination [line items]
Total revenue and income	2,869
Net income for the year	(1,070)
Vitta Group
Disclosure of detailed information about business combination [line items]
Total revenue and income	12,247
Net income for the year	(1,469)
MLabs
Disclosure of detailed information about business combination [line items]
Total revenue and income	9,230
Net income for the year	310
Questor
Disclosure of detailed information about business combination [line items]
Total revenue and income	8,506
Net income for the year	2,432
Sponte
Disclosure of detailed information about business combination [line items]
Total revenue and income	3,876
Net income for the year	475
Creditinfo Caribbean
Disclosure of detailed information about business combination [line items]
Total revenue and income	2,675
Net income for the year	R$ (567)